Investments in affiliates	12 Months Ended
Dec. 31, 2018
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
7. Investments in affiliates

Investments accounted for under the cost method of accounting

On August 10, 2016, the Company acquired 5% of the then fully diluted share capital of ClearCut Corporation (“ClearCut”), a Delaware corporation, for cash of $150,000. The Company exerts no significant influence in Clearcut and accounted for this investment using the cost method of accounting. The Company’s equity in losses of ClearCut in 2016 was $150,000, and were recognized in equity in losses of affiliates in the consolidated statements of operations.

Investments accounted for under the equity method of accounting

On December 31, 2012, the Company acquired a 9.3% equity interest in China Branding Company Limited (“CBG”) for cash of $1.3 million. Mr. Roche individually holds an additional 7.6% equity interests in CBG and holds one out of five Board of Directors seats of CBG. Accordingly, Mr. Roche is able to exercise significant influence through his participation on the Board of Directors. As such, management believes that it can exercise significant influence over CBG through the Company’s direct equity investment, the Company’s indirect investment through Mr. Roche’s equity interest, and Mr. Roche’s significant influence over CBG. Therefore, the Company accounts for this investment using the equity method of accounting. In February 2013, the Company’s investment in CBG decreased from 9.3% to 8.7% as a result of dilution due to issuance of additional shares by CBG to a new investor, which was accounted for as if the Company sold 0.6% equity interests in CBG, and the gains from this dilution were immaterial. Starting from incorporation, CBG suffered operational losses and the Company recognized equity in losses of $226,780 in 2015. In 2016, a law firm filed a winding up petition seeking to wind up CBG with the Grand Court of the Cayman Islands and then CBG was deregistered. The Company’s investment in CBG amounted to $718,121 was recognized as equity in losses of affiliates in the 2016 consolidated statements of operation.